SHORT-TERM BANK LOAN	12 Months Ended
Mar. 31, 2025
SHORT-TERM BANK LOAN
SHORT-TERM BANK LOAN

NOTE 14 — SHORT-TERM BANK LOAN

On January 08, 2025, the Company entered into loan agreements with Bank of China to borrow RMB 1.0 million ($137,781) as working capital for one year with maturity date on January 7, 2026. The loan bears a fixed interest rate of 3.27% per annum.